DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2016
Accounting Policies
Schedule of cash and cash equivalents

	September 30, 2016	December 31, 2015

Bank checking operating accounts	$3,092	$23,467

Money market funds	27	-

U.S. Treasury Bills and U.S Government Agencies	9,993	-

Total Cash and cash equivalents	$13,112	$23,467